14. Income Taxes (Details - net deferred tax) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 1,448,625	$ 473,374
Capital loss carryover	20,080	0
Intangible assets	25,094	0
Total	1,493,799	473,374
Valuation allowance	(1,288,125)	(459,538)
Net deferred assets	205,674	13,836
Property and equipment	(205,674)	(10,683)
Intangible assets	0	(3,153)
Net deferred assets and liabilities	$ 0	$ 0